Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Contributed Equity	Share-based Payment Reserve	Fair Value of Investment Reserve	FX Translation Reserve	Accumulated Deficit	Issuance Costs September	Issuance Costs September Contributed Equity	Issuance costs June	Issuance costs June Contributed Equity	Issuance Costs July 2024	Issuance Costs July 2024 Contributed Equity
Beginning balance at Jun. 30, 2022	$ 47,977	$ 235,277	$ 8,467	$ 1,085	$ 20,089	$ (216,941)
Net loss for the year	(142,521)					(142,521)
Total Comprehensive income and expense for the period	(142,521)					(142,521)
Issuance of ordinary shares net of issuance costs	81,816	81,816
Exercise of options granted under LTIP and NED plan	1,040	3,791	(2,751)
Recognition of share-based payment	5,835		5,835
Ending balance at Jun. 30, 2023	(5,853)	320,884	11,551	1,085	20,089	(359,462)
Net loss for the year	(220,242)			(220,242)		(220,242)
Total Comprehensive income and expense for the period	(220,242)					(220,242)
Issuance of ordinary shares net of issuance costs							$ 50,273	$ 50,273	$ 94,927	$ 94,927
Issuance of ordinary shares on exercise of options from equity financing	1	1
Recognition of share-based payment	5,085		5,085
Ending balance at Jun. 30, 2024	(75,810)	466,085	16,636	1,085	20,089	(579,704)
Net loss for the year	(162,791)			(162,791)		(162,791)
Total Comprehensive income and expense for the period	(162,791)					(162,791)
Issuance of ordinary shares net of issuance costs											$ 31,352	$ 31,352
Issuance of ordinary shares on exercise of options from equity financing	20	20
Exercise of options granted under LTIP and NED plan	31	31
Recognition of share-based payment	6,128		6,128
Ending balance at Jun. 30, 2025	$ (201,069)	$ 497,488	$ 22,764	$ 1,085	$ 20,089	$ (742,495)